BUSINESS COMBINATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
BUSINESS COMBINATION
(4)	BUSINESS COMBINATION
On April 28, 2020, the Company acquired 100% of the outstanding capital stock and voting interest of Sinclair Interplanetary (“Sinclair Interplanetary”), pursuant to a stock purchase agreement with Sinclair, dated March 6, 2020. The results of Sinclair’s operations have been included in the condensed consolidated financial statements since the acquisition close date. Sinclair Interplanetary is a leading provider of high-quality, flight- proven satellite hardware and is headquartered in Toronto, Canada. As a result of the acquisition, management expects to strengthen and expand the Company’s ability to become a one stop shop for customers who desire to design, build and launch a satellite.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $12,340.
The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Inventories	718
Prepaids and other current assets	16
Property and equipment	380
Intangible assets, net	10,250
Right-of-use assets	94
Trade payables	(143)
Other current liabilities	(2,494)
Lease liabilities	(94)
Non-current deferred tax liabilities	(438)
Identifiable net assets acquired	9,445
Goodwill	2,895
Total purchase price	$12,340

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

Goodwill of $2,895 was recorded for the Sinclair Interplanetary acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes.
Compensation Arrangements
In connection with the acquisition, the Company issued 272,727 shares of common stock to the seller upon closing of the acquisition. The shares are subject to a share restriction agreement which restricts the transferability of the shares and provides the Company with a right to repurchase the shares for $0 upon termination of employment of the seller. The Company’s repurchase right lapses in eight equal quarterly installments over the two-year
period subsequent to the acquisition date as the seller continues to provide service as an employee, such that at the end of the two-year
period following the acquisition date, the shares will be fully transferable, and the Company will no longer have a right to repurchase the shares. Therefore, the shares are accounted for as post-combination compensation expense for services as an employee over the two-year
vesting period following the acquisition date.
Additionally, the Company agreed to issue to the seller of Sinclair Interplanetary an earnout of up to 211,416 additional shares of the Company common stock to be paid over a two-year
period following the acquisition close date. Issuance of the earnout shares is contingent upon the acquired business meeting certain post-acquisition gross revenue and gross margin targets and the seller continuing to provide services to the Company as an employee during the earnout period. The earnout shares are divided into three tranches. The number of shares to be earned in the first tranche (between 0 and 105,708 shares) is based on revenue and gross margin of the acquired business during the first one-year
period following acquisition. The number of shares to be earned in second tranche (between 0 and 105,708 shares) is based on revenue and gross margin of the acquired business during the second one-year
period following acquisition. The arrangement also provides for a make-up
share tranche, whereby the seller may earn additional shares not earned in the first one-year
period following acquisition if the revenue and gross margin of the second one-year
period following acquisition met certain specified thresholds. In no event will more than 211,416 shares be earned.
Due to the continuing employment requirement of the shares issued upon closing of the transaction and continuing employment requirement of the earnout shares, the costs associated with the shares are recognized as post-combination compensation expense recognized in research and development expenses in the condensed consolidated statements of operations and comprehensive loss.
The following table provides stock-based compensation expense recognized in conjunction with the Sinclair Interplanetary acquisition:

	Six-Months Ended June 30,
Acquisition stock-based compensation	2021	2020
Shares issued in conjunction with the acquisition	$701	$234
Earnout share achievement	181	—

Total stock compensation related to the acquisition	882	234

4.	BUSINESS COMBINATION
On April 28, 2020, the Company acquired 100% of the outstanding capital stock and voting interest of Sinclair Interplanetary (“
Sinclair Interplanetary
”), pursuant to a stock purchase agreement with Sinclair, dated March 6, 2020. The results of Sinclair’s operations have been included in the consolidated financial statements since the acquisition close date. Sinclair Interplanetary is a leading provider of high-quality, flight-proven satellite hardware and is headquartered in Toronto, Canada. As a result of the acquisition, management expects to strengthen and expand the Company’s ability to become a one stop shop for customers who desire to design, build and launch a satellite.
Acquisition Consideration
The acquisition-date consideration transferred consisted of cash of $12,340.
The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Inventories	718
Prepaids and other current assets	16
Property and equipment	380
Intangible assets, net	10,250
Right-of-use assets	94
Trade payables	(143)
Other current liabilities	(2,494)
Lease liabilities	(94)
Non-current deferred tax liabilities	(438)

Identifiable net assets acquired	9,445
Goodwill	2,895

Total purchase price	$12,340

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

Goodwill of $2,895 was recorded for the Sinclair Interplanetary acquisition, representing the excess of the purchase price over the fair value of the identifiable net assets. Goodwill recognized primarily represents the future revenue and earnings potential and certain other assets which were acquired, but that do not meet the recognition criteria, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes.
The results of Sinclair Interplanetary operations since the acquisition date have been combined with those of the Company. The Company’s 2020 consolidated statement of operations includes revenue and net loss of $2,075 and $936, respectively, related to this acquisition.
The Company recognized $1,026 of acquisition and integration related costs that were expensed in the current period. These costs are included in the consolidated statement of operations in the line item entitled “Selling, General and Administrative Expense.”
Compensation Arrangements
In connection with the acquisition, the Company issued 272,727 shares of the Company common stock to the seller upon closing of the acquisition. The shares are subject to a share restriction agreement which restricts the transferability of the shares and provides the Company with a right to repurchase the shares for $0 upon termination of employment of the seller. The Company’s repurchase right lapses in eight equal quarterly installments over the two-year
period subsequent to the acquisition date as the seller continues to provide service as an employee, such that at the end of the two-year
period following the acquisition date, the shares will be fully transferable, and the Company will no longer have a right to repurchase the shares. Therefore, the shares are accounted for as post-combination compensation expense for services as an employee over the two-year
vesting period following the acquisition date.
Additionally, the Company agreed to issue to the seller of Sinclair Interplanetary an earnout of up to 211,416 additional shares of the Company common stock to be paid over a two-year
period following the acquisition close date. Issuance of the earnout shares is contingent upon the acquired business meeting certain post-acquisition gross revenue and gross margin targets and the seller continuing to provide services to the Company as an employee during the earnout period. The earnout shares are divided into three tranches. The number of shares to be earned in the first tranche (between 0 and 105,708 shares) is based on revenue and gross margin of the acquired business during the first one-year
period following acquisition. The number of shares to be earned in second tranche (between 0 and 105,708 shares) is based on revenue and gross margin of the acquired business during the second one-year
period following acquisition. The arrangement also provides for a make-up
share tranche, whereby the seller may earn additional shares not earned in the first one-year
period following acquisition if the revenue and gross margin of the second one-year
period following acquisition met certain specified thresholds. In no event will more than
211,416
shares be earned.
Due to the continuing employment requirement of the shares issued upon closing of the transaction and the earnout shares, the costs associated with the shares are recognized as post-combination compensation expense recognized in selling, general and administrative expense in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2020, the Company recognized $934 in stock-based compensation expense related to the shares issued in conjunction with the acquisition. No expense has been recognized for the earnout shares as the achievement of the gross revenue and gross margin targets for the first tranche and make-up
tranche was not considered probable of occurring as of December 31, 2020.
Unaudited Proforma Combined Financial Information
The following table presents unaudited pro forma net revenues for each of the periods presented, as if the acquisition of Sinclair Interplanetary had occurred at the beginning of fiscal year ended December 31, 2019:

	2020	2019
Net revenues	$35,611	$56,045
It is impracticable to present pro forma net income due to the availability and reliability of the pre-combination
financial information of the acquired business.
Pro forma net revenues have been prepared for informational purposes only and do not include pro forma adjustments. Pro forma net revenues do not assume any impact from synergies that are expected as a result of the acquisition. These unaudited pro forma net revenues are presented for illustrative purposes only and are not indicative of the net revenues that would have been achieved had the acquisitions occurred on January 1, 2019, nor does the information project results for any future period.